Supplemental cash flow information (Tables)	12 Months Ended
Oct. 31, 2020
Supplemental Cash Flow Informations Abstract
Disclosure of reconciliation of the cash flows [Table Text Block]
	2020	2019
Balance - beginning of period	$3,364,499	$3,126,687
Cash flows from financing activities:
Proceeds from issuance of convertible debentures	612,279	780,891
Repayments of convertible debentures	(150,920)	(172,198)
Non-cash changes:
Increase in loan principal (i)	—	60,000
Accretion expense	1,099,818	1,517,436
Accrued interest on convertible debentures	285,679	164,243
Gain on revaluation of derivative liabilities	(771,920)	(343,436)
Gain on extinguishment of debt	(127,409)	(646)
Convertible debentures converted into common shares	(762,847)	(1,636,825)
Renewal of convertible debentures	(26,752)	(106,594)
Foreign exchange loss (gain)	92,652	(25,059)
Balance - end of period	$3,615,080	$3,364,499